Shareholders' Equity - Declared Quarterly Cash Dividends on Common Stock (Details) (USD $)	0 Months Ended
	Oct. 23, 2014	Aug. 06, 2014	Jun. 18, 2014	Feb. 11, 2014	Feb. 10, 2015
Class of Stock [Line Items]
Common dividends (in dollars per share)	$ 0.05	$ 0.05	$ 0.01	$ 0.01
Subsequent Event
Class of Stock [Line Items]
Common dividends (in dollars per share)					$ 0.05